Subsequent events	12 Months Ended
Aug. 31, 2022
Subsequent events
Subsequent events

29. Subsequent events

During the months of September, October and November 2022, the Company issued a total of 19,457 Voting Common Shares to third parties in exchange of sub-contracting services provided to the Company related to investor relations.